UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

Counterpoint Quantitative Equity ETF

(CPAI) NYSE

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint Quantitative Equity ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-509-2775.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Counterpoint Quantitative Equity ETF	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$209,750,510
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$456,485
Portfolio Turnover	194%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Financials	2.0%
Energy	4.0%
Consumer Discretionary	4.0%
Materials	6.0%
Industrials	8.0%
Communications	10.0%
Consumer Staples	10.0%
Health Care	14.0%
Technology	42.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Adaptive Biotechnologies Corporation	2.0%
Vertex, Inc., Class A	2.0%
LightPath Technologies, Inc., Class A	2.0%
Viavi Solutions, Inc.	2.0%
EZCORP, Inc., Class A	2.0%
RealReal, Inc. (The)	2.0%
Marqeta, Inc., Class A	2.0%
United Natural Foods, Inc.	2.0%
International Business Machines Corporation	2.0%
Star Bulk Carriers Corporation	2.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Counterpoint Quantitative Equity ETF

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-CPAI

Counterpoint High Yield Trend ETF

(HYTR) NYSE

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Counterpoint High Yield Trend ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-509-2775.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Counterpoint High Yield Trend ETF	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$253,853,611
Number of Portfolio Holdings	4
Advisory Fee (net of waivers)	$530,353
Portfolio Turnover	175%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	81.4%
Money Market Funds	18.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-22.5%
Collateral for Securities Loaned	22.8%
Fixed Income	99.7%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	79.7%
iShares Broad USD High Yield Corporate Bond ETF	8.0%
State Street SPDR Bloomberg High Yield Bond ETF	6.0%
iShares iBoxx $ High Yield Corporate Bond ETF	6.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Counterpoint High Yield Trend ETF

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 033126-HYTR

(a)       Tailored Shareholder Report

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Counterpoint High Yield Trend ETF

HYTR

Counterpoint Quantitative Equity ETF

CPAI

Semi-Annual Financial Statements and Additional Information
March 31, 2026

1-844-509-2775
www.counterpointfunds.com

COUNTERPOINT HIGH YIELD TREND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	FIXED INCOME - 99.7%
554,241	iShares Broad USD High Yield Corporate Bond ETF(a)	$20,418,238
192,451	iShares iBoxx $ High Yield Corporate Bond ETF(a)	15,311,402
2,206,436	State Street SPDR Bloomberg 1-3 Month T-Bill ETF(a)	202,197,795
160,061	State Street SPDR Bloomberg High Yield Bond ETF(a)	15,321,039
	TOTAL EXCHANGE-TRADED FUNDS (Cost $252,123,735)	253,248,474

	SHORT-TERM INVESTMENTS — 22.8%
	COLLATERAL FOR SECURITIES LOANED - 22.8%
57,773,737	Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.53% (Cost $57,773,737)(b),(c)	57,773,737

	TOTAL INVESTMENTS - 122.5% (Cost $309,897,472)	$311,022,211
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.5)%	(57,168,600)
	NET ASSETS - 100.0%	$253,853,611

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $57,066,001.

(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $57,773,737 at March 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.2%
	ADVERTISING & MARKETING - 2.0%
180,551	Trade Desk, Inc. (The), Class A(a)	$4,096,702

	AEROSPACE & DEFENSE - 2.0%
462,427	Ondas, Inc.(a)	4,180,340

	AUTOMOTIVE - 2.0%
56,373	General Motors Company	4,199,789

	BEVERAGES - 2.0%
58,051	Monster Beverage Corporation(a)	4,206,375

	BIOTECH & PHARMA - 8.1%
69,463	Bristol-Myers Squibb Company	4,212,931
4,570	Eli Lilly & Company	4,203,349
311,882	Viatris, Inc.	4,213,525
35,619	Zoetis, Inc.	4,210,522
		16,840,327
	CABLE & SATELLITE - 2.0%
343,086	Liberty Global Ltd., Class A(a)	4,147,910

	COMMERCIAL SUPPORT SERVICES - 2.0%
228,943	AMN Healthcare Services, Inc.(a)	4,198,815

	E-COMMERCE DISCRETIONARY - 2.0%
465,507	RealReal, Inc. (The)(a)	4,226,803

	FOOD - 4.0%
259,222	BellRing Brands, Inc.(a)	4,170,882
43,608	J M Smucker Company (The)	4,205,556
		8,376,438
	HEALTH CARE FACILITIES & SERVICES - 4.0%
304,592	Brookdale Senior Living, Inc.(a)	4,166,819
127,755	Centene Corporation(a)	4,182,698
		8,349,517

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	INTERNET MEDIA & SERVICES - 3.9%
14,611	Alphabet, Inc., Class A	$4,201,539
1,035,609	Marqeta, Inc., Class A(a)	4,225,285
		8,426,824
	MEDICAL EQUIPMENT & DEVICES - 2.0%
307,268	Adaptive Biotechnologies Corporation(a)	4,264,880

	METALS & MINING - 6.0%
20,744	Agnico Eagle Mines Ltd.	4,210,617
194,537	First Majestic Silver Corporation	4,178,655
104,646	Gold.com, Inc.	4,194,212
		12,583,484
	OIL & GAS PRODUCERS - 2.0%
125,387	Excelerate Energy, Inc., Class A	4,190,434

	RENEWABLE ENERGY - 2.0%
942,521	T1 Energy, Inc.(a)	4,137,667

	RETAIL - CONSUMER STAPLES - 2.0%
246,573	Albertsons Companies, Inc., Class A	4,201,604

	SEMICONDUCTORS - 6.0%
38,257	Astera Labs, Inc.(a)	4,192,967
12,489	Micron Technology, Inc.	4,219,284
14,131	Teradyne, Inc.	4,189,276
		12,601,527
	SOFTWARE - 14.1%
85,456	Calix, Inc.(a)	4,186,489
60,724	Monday.com Ltd.(a)	4,196,636
75,612	SPS Commerce, Inc.(a)	4,209,319
248,472	Tenable Holdings, Inc.(a)	4,202,904
164,093	Teradata Corporation(a)	4,205,704
293,507	Verra Mobility Corporation(a)	4,194,215
358,174	Vertex, Inc., Class A(a)	4,258,688
		29,453,955

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	SPECIALTY FINANCE - 2.0%
166,635	EZCORP, Inc., Class A(a)	$4,229,196

	TECHNOLOGY HARDWARE - 6.1%
44,857	Credo Technology Group Holding Ltd.(a)	4,210,727
423,658	LightPath Technologies, Inc., Class A(a)	4,249,290
127,251	Viavi Solutions, Inc.(a)	4,234,913
		12,694,930
	TECHNOLOGY SERVICES - 16.0%
20,695	Automatic Data Processing, Inc.	4,204,810
25,917	Broadridge Financial Solutions, Inc.	4,210,994
137,786	ExlService Holdings, Inc.(a)	4,195,584
89,200	Fidelity National Information Services, Inc.	4,184,372
113,021	Genpact Ltd.	4,210,032
17,415	International Business Machines Corporation	4,221,223
27,066	Leidos Holdings, Inc.	4,209,304
65,452	MAXIMUS, Inc.	4,195,473
		33,631,792
	TELECOMMUNICATIONS - 2.0%
56,020	Millicom International Cellular S.A.	4,198,139

	TRANSPORTATION & LOGISTICS - 4.0%
229,694	DHT Holdings, Inc.	4,196,509
183,715	Star Bulk Carriers Corporation	4,219,934
		8,416,443
	WHOLESALE - CONSUMER STAPLES - 2.0%
93,683	United Natural Foods, Inc.(a)	4,221,356

	TOTAL COMMON STOCKS (Cost $209,574,950)	210,075,247

	TOTAL INVESTMENTS - 100.2% (Cost $209,574,950)	$210,075,247
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(324,737)
	NET ASSETS - 100.0%	$209,750,510

Ltd. - Limited Company

S.A. - Société Anonyme

(a)	Non-income producing security

See accompanying notes to financial statements.

COUNTERPOINT ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2026

	Counterpoint High Yield	Counterpoint Quantitative
	Trend ETF	Equity ETF
ASSETS
Investment securities:
At cost	$309,897,472	$209,574,950
At fair value*	$311,022,211	$210,075,247
Cash	—	603,840
Receivable for securities sold	14,968,573	190,733,879
Receivable for Fund shares sold	3,725,315	11,542,804
Receivable for securities lending	60,937	10,685
Dividends and interest receivable	126	30,536
Prepaid expenses and other assets	1,070	55,268
TOTAL ASSETS	329,778,232	413,052,259

LIABILITIES
Due to custodian	14,325,428	—
Securities lending collateral payable	57,773,737	—
Payable for securities purchased	3,720,096	193,530,382
Investment advisory fees payable	99,789	106,167
Payable to related parties	3,058	19,926
Payable for fund shares redeemed	—	9,600,882
Accrued expenses and other liabilities	2,513	44,392
TOTAL LIABILITIES	75,924,621	203,301,749
NET ASSETS	$253,853,611	$209,750,510

NET ASSETS CONSIST OF:
Paid in capital	$260,180,607	$203,992,889
Accumulated earnings (deficit)	(6,326,996)	5,757,621
NET ASSETS	$253,853,611	$209,750,510

NET ASSET VALUE PER SHARE:
Net Assets	$253,853,611	$209,750,510
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,925,000	5,030,000
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$21.29	$41.70

*	Includes Securities Loaned $57,066,001; $0, respectively

See accompanying notes to financial statements.

COUNTERPOINT ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2026

	Counterpoint	Counterpoint
	High Yield Trend ETF	Quantitative Equity ETF
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0 and $60,846, respectively)	$7,128,963	$962,875
Interest	17,996	5,358
Securities lending income	105,064	14,122
TOTAL INVESTMENT INCOME	7,252,023	982,355

EXPENSES
Investment advisory fees	566,145	506,535
Administrative services fees	68,702	51,322
Professional fees	19,934	19,198
Custodian fees	14,227	14,572
Trustees fees and expenses	8,976	8,976
Compliance officer fees	8,960	7,972
Transfer agent fees	8,673	7,447
Printing and postage expenses	6,234	6,233
Accounting services fees	4,850	4,987
Insurance expense	1,982	1,737
Other expenses	7,480	7,480
TOTAL EXPENSES	716,163	636,459

Less: Fees waived/expenses reimbursed by the adviser	(35,792)	(50,050)

NET EXPENSES	680,371	586,409

NET INVESTMENT INCOME	6,571,652	395,946

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(2,660,136)	(3,454,872)
In-kind redemptions	378,557	12,024,720
	(2,281,579)	8,569,848
Net change in unrealized depreciation on:
Investments	(4,513,272)	(2,601,701)
	(4,513,272)	(2,601,701)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(6,794,851)	5,968,147

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(223,199)	$6,364,093

See accompanying notes to financial statements.

COUNTERPOINT HIGH YIELD TREND ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2026	Year Ended
	(Unaudited)	September 30, 2025
FROM OPERATIONS:
Net investment income	$6,571,652	$5,503,869
Net realized loss on investments	(2,660,136)	(3,685,515)
Net realized gain on in-kind redemptions	378,557	80,313
Net change in unrealized appreciation (depreciation) on investments and swap contacts	(4,513,272)	5,373,055
Net increase (decrease) in net assets resulting from operations	(223,199)	7,271,722

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(6,594,530)	(5,815,368)
Decrease in net assets resulting from distributions to shareholders	(6,594,530)	(5,815,368)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	79,799,711	174,511,064
Payments for shares redeemed	(8,154,393)	(12,434,538)
Net increase in net assets resulting from shares of beneficial interest	71,645,318	162,076,526

TOTAL INCREASE IN NET ASSETS	64,827,589	163,532,880

NET ASSETS
Beginning of Period	189,026,022	25,493,142
End of Period	$253,853,611	$189,026,022

SHARE ACTIVITY
Shares Sold	3,675,000	8,050,000
Shares Redeemed	(375,000)	(575,000)
Net increase in shares of beneficial interest outstanding	3,300,000	7,475,000

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2026	Year Ended
	(Unaudited)	September 30, 2025
FROM OPERATIONS:
Net investment income	$395,946	$655,339
Net realized loss on investments and foreign currency transactions	(3,454,872)	(2,748,907)
Net realized gain on in-kind redemptions	12,024,720	15,260,590
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,601,701)	1,773,195
Net increase in net assets resulting from operations	6,364,093	14,940,217

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(1,244,796)	(213,864)
Decrease in net assets resulting from distributions to shareholders	(1,244,796)	(213,864)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	124,646,390	122,113,092
Payments for shares redeemed	(35,565,679)	(60,164,267)
Net increase in net assets resulting from shares of beneficial interest	89,080,711	61,948,825

TOTAL INCREASE IN NET ASSETS	94,200,008	76,675,178

NET ASSETS
Beginning of Period	115,550,502	38,875,324
End of Period	$209,750,510	$115,550,502

SHARE ACTIVITY
Shares Sold	2,970,000	3,350,000
Shares Redeemed	(870,000)	(1,580,000)
Net increase in shares of beneficial interest outstanding	2,100,000	1,770,000

See accompanying notes to financial statements.

COUNTERPOINT HIGH YIELD TREND ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the		For the	For the	For the	For the
	March 31, 2026		Year Ended	Period Ended		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2025	September 30, 2024 *		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020 (1)
Net asset value, beginning of period	$21.92		$22.17	$21.38		$20.90	$23.85	$24.07	$25.00
Income from investment operations:
Net investment income (2)	0.63		1.12	0.87		1.12	0.24	0.79	0.71
Net realized and unrealized gain (loss) on investments	(0.62)		(0.16)	0.73		0.52	(2.93)	(0.13)	(0.91)
Total from investment operations	0.01		0.96	1.60		1.64	(2.69)	0.66	(0.20)
Less distributions from:
Net investment income	(0.64)		(1.21)	(0.81)		(1.16)	(0.26)	(0.81)	(0.72)
Return of capital	—		—	—		—	—	(0.07)	(0.01)
Total distributions	(0.64)		(1.21)	(0.81)		(1.16)	(0.26)	(0.88)	(0.73)
Net asset value, end of period	$21.29		$21.92	$22.17		$21.38	$20.90	$23.85	$24.07
Total return (3)	0.04	% (4)	4.51%	7.67	% (4)	8.13%	(11.31)%	2.79%	(0.70	)% (4)
Net assets, at end of period (000s)	$253,854		$189,026	$25,493		$5,881	$7,314	$10,134	$12,635
Ratio of gross expenses to average net assets (6,9)	0.63	% (5)	0.72%	2.70	% (5)	3.27%	2.73%	1.94%	1.91	% (5)
Ratio of net expenses to average net assets (6)	0.60	% (5)	0.60%	0.60	% (5)	0.60%	0.60%	0.60%	0.60	% (5)
Ratio of net investment income to average net assets (7)	5.80	% (5)	5.12%	5.31	% (5)	5.38%	1.10%	3.28%	3.17	% (5)
Portfolio Turnover Rate (8)	175	% (4)	278%	0	% (4)	547%	439%	255%	561	% (4)

(1)	The Fund commenced operations on January 21, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any. Had the adviser not waived a portion of its fees or reimbursed other expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

*	For the period January 1, 2024 to September 30, 2024. The previous fiscal year end of the Fund was December 31.

See accompanying notes to financial statements.

COUNTERPOINT QUANTITATIVE EQUITY ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the
	Six Months Ended		For the	For the
	March 31, 2026		Year Ended	Period Ended
	(Unaudited)		September 30, 2025	September 30, 2024 (1)
Net asset value, beginning of period	$39.44		$33.51	$25.00
Income from investment operations:
Net investment income (2)	0.11		0.33	0.15
Net realized and unrealized gain on investments	2.51		5.74	8.38
Total from investment operations	2.62		6.07	8.53
Less distributions from:
Net investment income	(0.36)		(0.14)	(0.02)
Total distributions	(0.36)		(0.14)	(0.02)
Net asset value, end of period	$41.70		$39.44	$33.51
Total return (3)	6.67	% (4)	18.16%	34.12	% (4)
Net assets, at end of period (000s)	$209,751		$115,551	$38,875
Ratio of gross expenses to average net assets (6)	0.81	% (5)	0.97%	1.63	% (5)
Ratio of net expenses to average net assets	0.75	% (5)	0.75%	0.75	% (5)
Ratio of net investment income to average net assets	0.51	% (5)	0.91%	0.60	% (5)
Portfolio Turnover Rate (7)	194	% (4)	324%	308	% (4)

(1)	The Fund commenced operations on November 28, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any. Had the adviser not waived a portion of its fees or reimbursed other expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

See accompanying notes to financial statements.

COUNTERPOINT ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2026

1.	ORGANIZATION

The Counterpoint High Yield Trend ETF and the Counterpoint Quantitative Equity ETF (each a “Fund” and collectively the “Funds”), are each a diversified series of Northern Lights Fund Trust III (the “Trust”), a trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Counterpoint High Yield Trend ETF is to seek to provide investment results that equals or exceeds, before fees and expenses, the performance of the CP High Yield Trend Index (the “Index”). The investment objective of the Counterpoint Quantitative Equity ETF is to seek long-term capital appreciation. The Counterpoint High Yield Trend ETF commenced operations on January 21, 2020 and the Counterpoint Quantitative Equity ETF commenced operations on November 28, 2023. At a meeting of the Audit Committee of the Board of Trustees (the “Board”) held on August 21, 2024, the fiscal year end of the Counterpoint High Yield Trend ETF was moved to September 30. The Counterpoint High Yield Trend ETF is a “fund of funds” in that the Fund will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and the chief financial officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value, including the short-term investment currently held. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Valuation of Underlying Investment Companies – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value in accordance with the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2026 for the Funds investments measured at fair value:

Counterpoint High Yield Trend ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$253,248,474	$—	$—	$253,248,474
Collateral for Securities Loaned	57,773,737	—	—	57,773,737
Total	$311,022,211	$—	$—	$311,022,211

Counterpoint Quantitative Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$210,075,247	$—	$—	$210,075,247
Total	$210,075,247	$—	$—	$210,075,247

The Funds did not hold any Level 2 or Level 3 securities during the period.

* Please refer to the Schedule of Investments for industry classifications.

Cash and Cash Equivalents - Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in a bank deposit account which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Exchange Traded Funds - The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. A Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflects the risks of owning the underlying securities they are designed to track, although the lack of

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation (depreciation) on total return swaps on the Statements of Assets and Liabilities. The realized gain (loss) on swap contracts and change in unrealized appreciation (depreciation) on swap contracts are located on the Statements of Operations.

Underlying Funds Risk – ETFs in which a Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Funds are higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Funds.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; tariffs and trade wars; climate change and climate-related events; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of a Fund. Dividends that represent long term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Funds holds certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits related to uncertain tax positions taken in the Counterpoint High Yield Trend ETF’s December 31, 2024 tax returns, the Funds’ September 30, 2025, tax returns or expected to be taken in the Funds’ September 30, 2026, year-end tax returns. The Funds identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the six months ended March 31, 2026, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), for the Funds were as follows:

	Purchases	Sales
Counterpoint High Yield Trend ETF	$397,244,658	$397,258,882
Counterpoint Quantitative Equity ETF	$305,972,462	$306,322,815

For the six months ended March 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
Counterpoint High Yield Trend ETF	$79,581,516	$8,103,982
Counterpoint Quantitative Equity ETF	$124,615,970	$35,372,582

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Funds, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds, manages each Fund’s portfolio, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Counterpoint High Yield Trend ETF pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 0.50% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Adviser, the Counterpoint Quantitative Equity ETF pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. For the six months ended March 31, 2026, the Adviser earned advisory fees of $566,145 and $506,535 for the Counterpoint High Yield Trend ETF and Counterpoint Quantitative Equity ETF, respectively.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least February 1, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), taxes and extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.60% and 0.75% of the Counterpoint High Yield Trend ETF’s and the Counterpoint Quantitative Equity ETF’s average daily net assets, respectively. During the six months ended March 31, 2026, the Adviser waived fees pursuant to the waiver agreement in the amount of $35,792 and $50,050 for the Counterpoint High Yield Trend ETF and Counterpoint Quantitative Equity ETF, respectively.

If the Adviser waives any fee or reimburses any expense pursuant to the waiver agreement, and a Fund’s operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation then in effect or in effect at time of waiver. If Fund operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). The Board may terminate this expense

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

reimbursement arrangement at any time upon 60 days’ written notice to the Adviser. As of March 31, 2026, the total amount of expense reimbursement subject to recapture for the Funds were as follows:

Fund	December 31, 2026	September 30, 2027	September 30, 2028	Total
Counterpoint High Yield Trend ETF	$188,773	$165,954	$124,288	$479,015
Counterpoint Quantitative Equity ETF	—	175,803	161,504	337,307

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Funds have adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds as shown in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds which are included in the chief compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds which are included in the printing and postage expenses in the Statements of Operations.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Counterpoint High Yield Trend ETF	$313,589,398	$1,124,739	$(3,691,926)	$(2,567,187)
Counterpoint Quantitative Equity ETF	$209,574,950	$1,911,877	$(1,411,580)	$500,297

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

6.	DISTRIBUTIONS TO SHAREHOLDER AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the periods ended September 30, 2025, and September 30, 2024, were as follows:

For the year ended September 30, 2025:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Counterpoint High Yield Trend ETF	$5,815,368	$—	$—	$5,815,368
Counterpoint Quantitative Equity ETF	213,864	—	—	213,864

For the period ended September 30, 2024:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Counterpoint High Yield Trend ETF	$452,143	$—	$—	$452,143
Counterpoint Quantitative Equity ETF	4,466	—	—	4,466

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint High Yield Trend ETF	$96,272	$—	$(332,913)	$(1,218,711)	$—	$1,946,085	$490,733
Counterpoint Quantitative Equity ETF	1,098,117	—	(2,589,016)	(972,765)	—	3,101,988	638,324

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(10) for the Counterpoint Quantitative Equity ETF.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Counterpoint High Yield Trend ETF	$332,913
Counterpoint Quantitative Equity ETF	2,589,016

At September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring			Capital Loss Carry
	Short-Term	Long-Term	Total	Forward Utilized
Counterpoint High Yield Trend ETF	$1,203,517	$15,194	$1,218,711	$—
Counterpoint Quantitative Equity ETF	972,328	437	972,765	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions for the Funds for the fiscal year ended September 30, 2025, as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
Counterpoint High Yield Trend ETF	$80,313	$(80,313)
Counterpoint Quantitative Equity ETF	15,284,169	(15,284,169)

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Counterpoint High Yield Trend ETF only in Creation Unit size aggregations of 25,000 shares. Shares are created and redeemed by the Counterpoint Quantitative ETF only in Creation Unit size aggregations of 10,000 shares. Only authorized participants (“Authorized Participants”) are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the relevant Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

Fund	Fixed Fee	Variable Charge
Counterpoint High Yield Trend ETF	$200	2.00	%*
Counterpoint Quantitative Equity ETF	$300	2.00	%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

For the six months ended March 31, 2026, the fixed and variable fees were as follows:

Fund	Fixed Fees	Variable Fees
Counterpoint High Yield Trend ETF	$9,000	$—
Counterpoint Quantitative Equity ETF	$27,600	$—

8.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with Mitsubishi UFJ Trust and Banking Corporation, the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The Securities Lending Agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. The Funds have the right under the terms of the Securities Lending Agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. The Funds could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of March 31, 2026:

		Overnight and	Up to 30		Greater than
	Collateral	Continuous	Days	30-90 days	90 days	Total
Counterpoint High Yield Trend ETF	Fidelity Investments Money Market Government Portfolio, Institutional Class	$57,773,737	$—	$—	$—	$57,773,737

At March 31, 2026, the Funds loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Investments Money Market Government Portfolio Institutional Class. Each Fund receives compensation relating to the lending of its securities as reflected in the Statements of Operations.

The securities loaned are noted in the Schedule of Investments. The fair value of the securities loaned for the Funds at March 31, 2026 were as follows.

Fair Value of
Securities Loaned
Counterpoint High Yield Trend ETF	$57,066,001

The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes cash collateral received and reinvested. As of March 31, 2026, the total collateral for securities loaned was as follows:

Collateral for
Securities Loaned
Counterpoint High Yield Trend ETF	$57,773,737

These amounts are offset by a liability recorded as “Securities lending collateral payable” as shown on the Statements of Assets and Liabilities.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of the control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, Counterpoint Tactical Equity Fund, an affiliate of the Counterpoint Quantitative Equity ETF, held 30.8% of the voting securities of the Counterpoint Quantitative Equity ETF.

COUNTERPOINT ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

10.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Counterpoint High Yield Trend ETF currently invests a portion of its assets in the SPDR Bloomberg 1-3 Month T-Bill ETF (the “SPDR T-Bill ETF”). The Counterpoint High Yield Trend ETF may redeem its investment in the SPDR T-Bill ETF at any time if the Adviser determines that it is in the best interest of the Counterpoint High Yield Trend ETF and its shareholders to do so. The performance of the Counterpoint High Yield Trend ETF will be directly affected by the performance of the SPDR T-Bill ETF. The financial statements of the SPDR T-Bill ETF, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Counterpoint High Yield Trend ETF financial statements. As of March 31, 2026, the Counterpoint High Yield Trend ETF invested 79.7% of its net assets in the SPDR T-Bill ETF.

11.	ACOUNTING PRONOUNCEMENT

The Funds have adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on each Fund’s financial statements.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

COUNTERPOINT ETFs
ADDITIONAL INFORMATION (Unaudited)

March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By /s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 6/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 6/2/2026

By /s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 6/2/2026